INCOME TAXES	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 17:-	INCOME TAXES

a.	Israeli taxation:

1.	Corporate tax rate:

Taxable income of the Israeli companies is subject to the Israeli corporate tax at the rate as follows: 2013 - 25%, 2014 - 26.5% and 2015 - 26.5%.

2.	Measurement of taxable income:

On February 26, 2008, the Israeli Parliament enacted the Income Tax Law (Inflationary Adjustments) (Amendment 20) (Restriction of Effective Period), 2008 (Inflationary Adjustments Amendment). In accordance with the Inflationary Adjustments Amendment, the effective period of the Inflationary Adjustments Law will cease at the end of the 2007 tax year, and as of the 2008 tax year, the provisions of the Law shall no longer apply, other than the transitional provisions intended at preventing distortions in the tax calculations. In accordance with the Inflationary Adjustments Amendment, commencing with the 2008 tax year, income for tax purposes will no longer be adjusted to a real (net of inflation) measurement basis. Furthermore, the depreciation of inflation immune assets and carried forward tax losses will no longer be linked to the Israeli Consumer Price Index.
In accordance with ASC 740, the Company has not provided deferred income taxes on the above difference between the reporting currency and the tax basis of assets and liabilities.

b.	Tax benefits under the Law for the Encouragement of Industry (Taxation), 1969:

The Company has the status of an "industrial company", as defined by this law. According to this status and by virtue of regulations published thereunder, the Company is entitled to claim a deduction of accelerated depreciation on equipment used in industrial activities, as determined in the regulations issued under the Inflationary Law. The Company is also entitled to amortize a patent or rights to use a patent or intellectual property that are used in the enterprise's development or advancement, to deduct issuance expenses for shares listed for trading, and to file consolidated financial statements under certain conditions.

c.	The Law for the Encouragement of Capital Investments, 1959 ("the Law"):

On August 5, 2013, the "Knesset" issued the Law for Changing National Priorities (Legislative Amendments for Achieving Budget Targets for 2013 and 2014), 2013 which consists of Amendment 71 to the Law for the Encouragement of Capital Investments ("the Amendment"). According to the Amendment, the tax rate on preferred income form a preferred enterprise in 2014 and thereafter will be 16% (in development area A - 9%).

The Amendment also prescribes that any dividends distributed to individuals or foreign residents from the preferred enterprise's earnings as above will be subject to tax at a rate of 20%.

Income not eligible for Approved Enterprise benefits or Benefited Enterprise benefits is taxed at a regular rate, which was 26.5% in 2015, 26.5% in 2014 and 25% in 2013.
Income from sources other than the "Approved Enterprise" and/or "Privileged Enterprise" is subject to tax at regular Israeli corporate tax rate of 26.5%.

b.	Non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed based on tax laws in their respective jurisdictions. The Corporate income tax rate of significant jurisdictions are as follows:

Tax rate
Mexico	30%
Brazil	34%
Argentina	35%
United States (*)	35%
(*)	Federal.

b.	Tax benefits under the Law for the Encouragement of Industry (Taxation), 1969:

The Company has the status of an "industrial company", as defined by this law. According to this status and by virtue of regulations published thereunder, the Company is entitled to claim a deduction of accelerated depreciation on equipment used in industrial activities, as determined in the regulations issued under the Inflationary Law. The Company is also entitled to amortize a patent or rights to use a patent or intellectual property that are used in the enterprise's development or advancement, to deduct issuance expenses for shares listed for trading, and to file consolidated financial statements under certain conditions.

c.	The Law for the Encouragement of Capital Investments, 1959 ("the Law"):

On August 5, 2013, the "Knesset" issued the Law for Changing National Priorities (Legislative Amendments for Achieving Budget Targets for 2013 and 2014), 2013 which consists of Amendment 71 to the Law for the Encouragement of Capital Investments ("the Amendment"). According to the Amendment, the tax rate on preferred income form a preferred enterprise in 2014 and thereafter will be 16% (in development area A - 9%).

The Amendment also prescribes that any dividends distributed to individuals or foreign residents from the preferred enterprise's earnings as above will be subject to tax at a rate of 20%.

d.	Income (loss) before taxes on income:

	Year ended December 31,
	2015	2014	2013

Domestic	$1,530	$5,867	$10,116
Foreign	(126)	(1,976)	(1,848)

	$1,404	$3,891	$8,268

e.	Deferred taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes, and amounts used for income tax purposes. Significant components of the deferred tax liabilities and assets of the Company and its subsidiaries are as follows:

1.	Provided in respect of the following:

	December 31,
	2015	2014

Reserves and accruals	$536	$551
Carryforward tax losses	26,212	25,953
Other temporary differences	709	1,029

Total deferred tax assets before valuation allowance	$27,457	$27,533

Valuation allowance (3)	(17,760)	(17,052)

Net deferred tax assets	$9,697	$10,481

Goodwill and other intangible assets	(6,478)	(6,026)
Other temporary differences	(75)	(105)

Total deferred tax liabilities	$(6,553)	$(6,131)

Total deferred tax Assets	$3,144	$4,350

2.	Deferred taxes are included in the consolidated balance sheets, as follows:

	December 31,
	2015	2014

Short – term Assets	$1,137	$901
Long-term Assets	2,007	3,449

	$3,144	$4,350

3.
The Company and its subsidiaries have provided valuation allowances in respect of deferred tax assets resulting from tax losses carryforward and other temporary differences for amounts that are more likely than not be realized in the foreseeable future.

4.	Reconciling items between the statutory tax rate of the Company and the effective tax rate:

	Year ended December 31,
	2015	2014	2013
Income before taxes, as reported in the consolidated statements of operations	$5,202	$3,891	$8,268

Statutory tax rate	26.5%	26.5%	25%

Theoretical tax expenses on the above amount at the Israeli statutory tax rate	$1,378	$1,031	$2,067
Tax adjustment in respect of different tax rates in subsidiaries and changes in tax rates	21	68	307
Change in valuation allowance in respect of deferred taxes	-	(10,176)	-
Operating carryforward losses for which a valuation allowance was provided	69	926	454
Realization of carryforward tax losses for which a valuation allowance was provided	(191)	(757)	(799)
Gain on obtaining control over a subsidiary previously treated by the equity method	-	-	(825)
Profit from a bargain purchase	-	(76)	-
Nondeductible expenses and other permanent differences	127	135	133

	$1,404	$(8,849)	$1,337

f.	Carryforward tax losses and deductions:

Carryforward tax losses of the Company totaled approximately $ 50,629 (including a capital loss in the amount of approximately $ 30,838) as of December 31, 2015. The carryforward tax losses have no expiration date.

Carryforward tax losses of Pointer Argentina are approximately $  131 as of December 31, 2015. The carryforward tax losses will expire from 2016 to 2020.

Carryforward tax losses of Shagrir totaled approximately $ 4,471 as of December 31, 2015. The carryforward tax losses have no expiration date.

Carryforward tax losses of Pointer Mexico totaled approximately $  3,034 as of December 31, 2015. The carryforward tax losses will expire from 2016 to 2024.

Carryforward tax losses of Pointer Brazil totaled approximately $ 2,314 as of December 31, 2015. The carryforward tax losses have no expiration date.

Carryforward tax losses of Pointer South Africa totaled approximately $ 5,557 as of December 31, 2015. The carryforward tax losses have no expiration date.

g.	Final tax assessments:

Tax assessments for the Company and Shagrir are considered final as of the 2011 tax year.
Tax assessments for Pointer Mexico are considered final as of the 2008 tax year.
Tax assessments for Pointer Argentina are considered final as of the 2010 tax year.

h.	Taxes on income (tax benefit) included in the consolidated statements of operations:

	Year ended December 31,
	2015	2014	2013

Current	$348	$200	$65
Deferred	1,056	(9,049)	1,272

	$1,404	$(8,849)	$1,337

Domestic	$1,530	$(8,390)	$1,320
Foreign	(126)	(459)	17

	$1,404	$(8,849)	$1,337